Quarterly Holdings Report
for

Fidelity® Series Small Cap Opportunities Fund

October 31, 2019

SMO-QTLY-1219
1.858552.113

Schedule of Investments October 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
COMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 0.9%
Cogent Communications Group, Inc.	262,000	$15,363,680
Iridium Communications, Inc. (a)	781,300	19,118,411
Vonage Holdings Corp. (a)	1,390,500	13,585,185
		48,067,276
Entertainment - 0.3%
Cinemark Holdings, Inc.	277,500	10,156,500
World Wrestling Entertainment, Inc. Class A (b)	136,300	7,638,252
		17,794,752
Media - 0.9%
Gray Television, Inc. (a)	890,477	14,612,728
Nexstar Broadcasting Group, Inc. Class A	88,900	8,649,081
Tegna, Inc.	1,234,280	18,551,228
The New York Times Co. Class A	304,700	9,415,230
		51,228,267

TOTAL COMMUNICATION SERVICES		117,090,295

CONSUMER DISCRETIONARY - 11.5%
Auto Components - 1.1%
Fox Factory Holding Corp. (a)	315,700	19,238,758
Standard Motor Products, Inc.	447,734	23,443,352
Stoneridge, Inc. (a)	548,500	16,937,680
		59,619,790
Diversified Consumer Services - 0.5%
Laureate Education, Inc. Class A (a)	1,660,000	25,655,300
Hotels, Restaurants & Leisure - 1.2%
Churchill Downs, Inc.	303,800	39,490,962
Denny's Corp. (a)	665,600	13,391,872
Wendy's Co.	736,700	15,603,306
		68,486,140
Household Durables - 2.4%
Helen of Troy Ltd. (a)	218,379	32,704,439
M.D.C. Holdings, Inc.	671,200	25,982,152
Skyline Champion Corp. (a)	487,900	13,773,417
Taylor Morrison Home Corp. (a)	1,221,200	30,591,060
TopBuild Corp. (a)	287,089	29,837,160
		132,888,228
Leisure Products - 1.5%
Acushnet Holdings Corp.	807,000	22,959,150
Brunswick Corp.	307,200	17,891,328
Clarus Corp.	1,132,902	14,444,501
Johnson Outdoors, Inc. Class A (b)	204,093	11,949,645
YETI Holdings, Inc. (b)	502,500	16,738,275
		83,982,899
Multiline Retail - 0.2%
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	201,900	12,897,372
Specialty Retail - 2.0%
Monro, Inc.	328,581	23,036,814
Murphy U.S.A., Inc. (a)	304,900	35,956,857
The Children's Place Retail Stores, Inc.	222,000	18,184,020
Urban Outfitters, Inc. (a)	483,600	13,879,320
Williams-Sonoma, Inc. (b)	254,500	16,998,055
		108,055,066
Textiles, Apparel & Luxury Goods - 2.6%
Carter's, Inc.	186,000	18,644,640
Columbia Sportswear Co.	156,600	14,164,470
Deckers Outdoor Corp. (a)	233,200	35,656,280
Oxford Industries, Inc. (b)	236,300	16,271,618
Steven Madden Ltd.	949,147	39,085,873
Wolverine World Wide, Inc.	732,452	21,739,175
		145,562,056

TOTAL CONSUMER DISCRETIONARY		637,146,851

CONSUMER STAPLES - 2.9%
Food & Staples Retailing - 1.4%
BJ's Wholesale Club Holdings, Inc. (a)	947,100	25,287,570
Casey's General Stores, Inc.	95,400	16,295,274
Grocery Outlet Holding Corp.	192,800	6,150,320
Performance Food Group Co. (a)	655,125	27,914,876
		75,648,040
Food Products - 0.8%
Lancaster Colony Corp.	120,100	16,715,518
Nomad Foods Ltd. (a)	798,900	15,586,539
Post Holdings, Inc. (a)	107,900	11,102,910
		43,404,967
Household Products - 0.2%
Central Garden & Pet Co. (a)(b)	434,600	13,046,692
Personal Products - 0.5%
BellRing Brands, Inc. Class A (a)	662,000	11,565,140
Inter Parfums, Inc.	225,900	17,491,437
		29,056,577

TOTAL CONSUMER STAPLES		161,156,276

ENERGY - 2.9%
Energy Equipment & Services - 0.6%
Liberty Oilfield Services, Inc. Class A (b)	1,560,723	14,374,259
Nabors Industries Ltd.	5,998,701	11,097,597
Oil States International, Inc. (a)	601,591	8,584,704
		34,056,560
Oil, Gas & Consumable Fuels - 2.3%
Delek U.S. Holdings, Inc.	1,059,400	42,323,030
Diamondback Energy, Inc.	121,293	10,402,088
Northern Oil & Gas, Inc. (a)(b)	10,082,615	19,761,925
PDC Energy, Inc. (a)	1,006,077	20,071,236
Viper Energy Partners LP	568,574	13,685,576
WPX Energy, Inc. (a)	1,993,710	19,897,226
		126,141,081

TOTAL ENERGY		160,197,641

FINANCIALS - 18.1%
Banks - 10.4%
Associated Banc-Corp.	1,758,812	35,369,709
BancFirst Corp.	509,084	29,470,873
Banner Corp.	707,226	38,176,059
City Holding Co.	492,580	39,081,297
Cullen/Frost Bankers, Inc.	420,400	37,869,632
First Bancorp, Puerto Rico	3,716,085	39,093,214
First Citizens Bancshares, Inc.	65,500	32,220,760
First Hawaiian, Inc.	1,535,300	41,959,749
First Interstate Bancsystem, Inc.	1,034,788	43,419,704
First Merchants Corp.	845,770	33,450,204
Heartland Financial U.S.A., Inc.	569,715	26,651,268
Independent Bank Corp., Massachusetts	400,179	32,846,692
Trico Bancshares	901,630	33,928,337
Trustmark Corp.	1,159,203	39,783,847
WesBanco, Inc.	1,174,893	44,164,228
Wintrust Financial Corp.	432,100	27,576,622
		575,062,195
Capital Markets - 1.6%
Hamilton Lane, Inc. Class A	393,898	23,484,199
Houlihan Lokey	536,400	25,350,264
Morningstar, Inc.	247,238	40,012,998
		88,847,461
Consumer Finance - 0.8%
First Cash Financial Services, Inc.	502,000	42,363,780
Insurance - 3.0%
Amerisafe, Inc.	456,200	28,982,386
Employers Holdings, Inc.	677,830	28,699,322
First American Financial Corp.	632,000	39,044,960
Primerica, Inc.	304,200	38,383,956
White Mountains Insurance Group Ltd.	30,892	33,085,332
		168,195,956
Mortgage Real Estate Investment Trusts - 0.5%
Redwood Trust, Inc.	1,839,700	30,060,698
Thrifts & Mortgage Finance - 1.8%
Essent Group Ltd.	811,800	42,286,662
NMI Holdings, Inc. (a)	869,900	25,444,575
WSFS Financial Corp.	797,305	33,622,352
		101,353,589

TOTAL FINANCIALS		1,005,883,679

HEALTH CARE - 15.1%
Biotechnology - 7.5%
ACADIA Pharmaceuticals, Inc. (a)	749,376	31,781,036
Agios Pharmaceuticals, Inc. (a)	288,245	8,670,410
Allakos, Inc. (a)(b)	218,500	14,989,100
AnaptysBio, Inc. (a)	228,400	8,615,248
Aprea Therapeutics, Inc.	264,800	6,394,920
Argenx SE ADR (a)	190,900	23,377,614
Ascendis Pharma A/S sponsored ADR (a)	207,748	22,972,774
Audentes Therapeutics, Inc. (a)	338,700	9,111,030
BELLUS Health, Inc. (a)	62,577	418,014
bluebird bio, Inc. (a)(b)	192,100	15,560,100
Blueprint Medicines Corp. (a)	256,932	17,687,199
Crinetics Pharmaceuticals, Inc. (a)	652,618	11,492,603
FibroGen, Inc. (a)	770,900	30,180,735
G1 Therapeutics, Inc. (a)	567,400	12,040,228
Heron Therapeutics, Inc. (a)	880,800	18,717,000
Insmed, Inc. (a)	976,200	18,147,558
Intercept Pharmaceuticals, Inc. (a)	223,698	16,280,740
Ionis Pharmaceuticals, Inc. (a)	153,572	8,557,032
Kezar Life Sciences, Inc. (a)	371,082	1,206,017
Kura Oncology, Inc. (a)	705,100	10,562,398
La Jolla Pharmaceutical Co. (a)	675,000	4,735,125
Mirati Therapeutics, Inc. (a)(b)	159,800	15,049,964
Morphic Holding, Inc.	337,013	4,718,182
Neurocrine Biosciences, Inc. (a)	259,300	25,797,757
Principia Biopharma, Inc. (a)	489,900	17,298,369
Protagonist Therapeutics, Inc. (a)	1,214,123	16,329,954
Sage Therapeutics, Inc. (a)	108,875	14,768,894
Sarepta Therapeutics, Inc. (a)	112,300	9,327,638
Scholar Rock Holding Corp. (a)	29,200	270,100
Turning Point Therapeutics, Inc.	158,400	6,076,224
Viela Bio, Inc.	429,900	9,350,325
Zymeworks, Inc. (a)	86,200	2,976,486
		413,460,774
Health Care Equipment & Supplies - 2.9%
CONMED Corp.	168,600	18,549,372
Haemonetics Corp. (a)	373,400	45,080,582
Hill-Rom Holdings, Inc.	336,500	35,228,185
Masimo Corp. (a)	219,400	31,986,326
STERIS PLC	198,200	28,059,174
		158,903,639
Health Care Providers & Services - 1.3%
Chemed Corp.	57,600	22,689,216
LHC Group, Inc. (a)	268,000	29,739,960
Molina Healthcare, Inc. (a)	185,500	21,822,220
		74,251,396
Health Care Technology - 0.4%
Inovalon Holdings, Inc. Class A (a)	1,513,900	23,662,257
Life Sciences Tools & Services - 1.7%
10X Genomics, Inc. (a)	50,862	2,949,996
Bio-Rad Laboratories, Inc. Class A (a)	92,200	30,575,364
Bruker Corp.	596,600	26,548,700
ICON PLC (a)	241,000	35,402,900
		95,476,960
Pharmaceuticals - 1.3%
MyoKardia, Inc. (a)	356,739	20,451,847
Theravance Biopharma, Inc. (a)	683,172	11,012,733
Xeris Pharmaceuticals, Inc. (a)	1,244,800	10,182,464
Zogenix, Inc. (a)	640,800	28,611,720
		70,258,764

TOTAL HEALTH CARE		836,013,790

INDUSTRIALS - 16.1%
Aerospace & Defense - 1.3%
Moog, Inc. Class A	544,960	45,618,602
Teledyne Technologies, Inc. (a)	89,240	29,413,504
		75,032,106
Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc. (a)	1,358,530	28,406,862
Building Products - 2.1%
Allegion PLC	250,990	29,124,880
Armstrong World Industries, Inc.	339,800	31,781,494
Simpson Manufacturing Co. Ltd.	644,980	53,301,147
		114,207,521
Commercial Services & Supplies - 0.8%
Tetra Tech, Inc.	482,800	42,230,516
Construction & Engineering - 3.0%
Comfort Systems U.S.A., Inc.	805,560	40,608,280
EMCOR Group, Inc.	593,120	52,022,555
Fluor Corp.	900,200	14,502,222
Jacobs Engineering Group, Inc.	300,380	28,109,560
Valmont Industries, Inc.	211,140	28,966,297
		164,208,914
Electrical Equipment - 1.5%
Atkore International Group, Inc. (a)	1,101,363	38,217,296
Generac Holdings, Inc. (a)	494,129	47,722,979
		85,940,275
Machinery - 3.8%
Allison Transmission Holdings, Inc.	529,600	23,095,856
ESCO Technologies, Inc.	446,200	37,699,438
Federal Signal Corp.	643,400	20,871,896
ITT, Inc.	635,560	37,784,042
Oshkosh Corp.	238,300	20,346,054
SPX Flow, Inc. (a)	935,809	42,373,432
Standex International Corp.	403,403	30,569,879
		212,740,597
Professional Services - 0.9%
CBIZ, Inc. (a)	1,840,343	50,370,188
Road & Rail - 0.4%
Landstar System, Inc.	187,550	21,221,283
Trading Companies & Distributors - 1.8%
Kaman Corp.	729,530	42,801,525
MRC Global, Inc. (a)	1,780,320	20,224,435
Rush Enterprises, Inc. Class A	137,515	6,008,030
Univar, Inc. (a)	1,320,079	28,328,895
		97,362,885

TOTAL INDUSTRIALS		891,721,147

INFORMATION TECHNOLOGY - 13.9%
Electronic Equipment & Components - 1.9%
ePlus, Inc. (a)	374,232	29,238,746
Fabrinet (a)	588,674	33,101,139
Insight Enterprises, Inc. (a)	460,500	28,265,490
TTM Technologies, Inc. (a)	1,516,085	17,753,355
		108,358,730
IT Services - 5.0%
Amdocs Ltd.	114,000	7,432,800
CACI International, Inc. Class A (a)	139,971	31,318,511
Endava PLC ADR (a)	521,506	22,429,973
EPAM Systems, Inc. (a)	80,948	14,243,610
ExlService Holdings, Inc. (a)	497,884	34,667,663
ManTech International Corp. Class A	349,944	27,708,566
Maximus, Inc.	474,101	36,382,511
Perspecta, Inc.	1,117,500	29,658,450
Science Applications International Corp.	495,899	40,971,175
WNS Holdings Ltd. sponsored ADR (a)	493,703	30,530,594
		275,343,853
Semiconductors & Semiconductor Equipment - 3.8%
Advanced Energy Industries, Inc. (a)	416,699	24,626,911
Brooks Automation, Inc.	742,100	31,516,987
Cabot Microelectronics Corp.	267,800	40,469,936
Entegris, Inc.	620,413	29,779,824
MKS Instruments, Inc.	192,400	20,821,528
ON Semiconductor Corp. (a)	999,900	20,397,960
Onto Innovation, Inc. (a)	454,405	14,631,841
Semtech Corp. (a)	620,400	31,305,384
		213,550,371
Software - 3.2%
Altair Engineering, Inc. Class A (a)(b)	668,700	24,654,969
Everbridge, Inc. (a)	475,600	33,058,956
Five9, Inc. (a)	691,300	38,374,063
LivePerson, Inc. (a)(b)	865,978	35,548,397
Q2 Holdings, Inc. (a)	360,300	25,757,847
Workiva, Inc. (a)	459,400	19,143,198
		176,537,430

TOTAL INFORMATION TECHNOLOGY		773,790,384

MATERIALS - 3.6%
Chemicals - 1.8%
Chase Corp.	191,894	22,480,382
Ingevity Corp. (a)	286,604	24,134,923
Innospec, Inc.	349,400	31,921,184
Olin Corp.	701,300	12,861,842
Tronox Holdings PLC	1,216,000	10,323,840
		101,722,171
Construction Materials - 0.3%
Eagle Materials, Inc.	210,700	19,245,338
Containers & Packaging - 0.3%
Owens-Illinois, Inc.	676,400	5,749,400
Sonoco Products Co.	186,300	10,749,510
		16,498,910
Metals & Mining - 0.7%
B2Gold Corp.	4,774,200	16,782,739
Steel Dynamics, Inc.	632,618	19,206,282
		35,989,021
Paper & Forest Products - 0.5%
Louisiana-Pacific Corp.	983,900	28,759,397

TOTAL MATERIALS		202,214,837

REAL ESTATE - 8.2%
Equity Real Estate Investment Trusts (REITs) - 7.6%
American Assets Trust, Inc.	935,600	45,806,976
Americold Realty Trust	911,000	36,521,990
CubeSmart	1,172,300	37,161,910
Equity Lifestyle Properties, Inc.	517,558	36,198,007
Essential Properties Realty Trust, Inc.	1,204,700	30,912,602
Four Corners Property Trust, Inc.	969,554	27,777,722
PS Business Parks, Inc.	286,200	51,673,410
Rexford Industrial Realty, Inc.	902,800	43,415,652
Ryman Hospitality Properties, Inc.	395,700	33,306,069
Store Capital Corp.	731,303	29,617,772
Terreno Realty Corp.	828,400	46,730,044
		419,122,154
Real Estate Management & Development - 0.6%
Cushman & Wakefield PLC (a)	1,931,100	36,015,015

TOTAL REAL ESTATE		455,137,169

UTILITIES - 3.8%
Electric Utilities - 2.0%
Allete, Inc.	373,000	32,100,380
El Paso Electric Co.	143,480	9,571,551
Hawaiian Electric Industries, Inc.	401,100	18,109,665
IDACORP, Inc.	160,600	17,283,772
PNM Resources, Inc.	589,962	30,766,518
		107,831,886
Gas Utilities - 1.3%
New Jersey Resources Corp. (b)	400,500	17,461,800
Southwest Gas Holdings, Inc.	318,137	27,773,360
Spire, Inc.	333,208	28,009,464
		73,244,624
Independent Power and Renewable Electricity Producers - 0.5%
Vistra Energy Corp.	1,016,500	27,475,995

TOTAL UTILITIES		208,552,505

TOTAL COMMON STOCKS
(Cost $4,487,102,160)		5,448,904,574
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.84% to 1.96% 11/21/19 to 12/26/19 (c)
(Cost $6,719,459)	6,730,000	6,721,594
	Shares	Value

Money Market Funds - 5.0%
Fidelity Cash Central Fund 1.83% (d)	196,241,624	$196,280,873
Fidelity Securities Lending Cash Central Fund 1.84% (d)(e)	80,365,954	80,373,990
TOTAL MONEY MARKET FUNDS
(Cost $276,653,243)		276,654,863
TOTAL INVESTMENT IN SECURITIES - 103.3%
(Cost $4,770,474,862)		5,732,281,031
NET OTHER ASSETS (LIABILITIES) - (3.3)%		(182,832,211)
NET ASSETS - 100%		$5,549,448,820

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	91	Dec. 2019	$7,113,470	$236,309	$236,309

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,691,467.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$760,150
Fidelity Securities Lending Cash Central Fund	237,273
Total	$997,423

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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